Accounts and Other Receivables - Summary of Changes in Loss Allowance of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Line Items]
Bad debt expenses	₩ 713	₩ 281	₩ 151
Reversal of allowance for doubtful accounts	(50)	(34)
Accounts Receivables
Trade And Other Receivables [Line Items]
Beginning balance	165	22	123
Bad debt expenses	712	281	55
Reversal of allowance for doubtful accounts	(50)
Write-off	(248)	(138)	(156)
Ending balance	579	165	22
Other Receivables
Trade And Other Receivables [Line Items]
Beginning balance	4	84	46
Bad debt expenses	1		40
Reversal of allowance for doubtful accounts		(34)
Write-off		(46)	(2)
Ending balance	₩ 5	₩ 4	₩ 84